Derivative Financial Instruments - Summary of Remaining Term to Maturity of Notional Amounts of Bank's Derivative Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of financial assets [line items]
Notional amount	$ 5,929,533	$ 5,334,215
Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	4,592,377	4,124,101
Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	130,310	127,595
Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	538,077	330,433
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	3,852,031	3,598,399
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	38,643	33,019
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	33,316	34,655
Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,046,651	956,367
Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	8,368	7,476
Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	452,501	397,994
Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	45,576	42,545
Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	45,353	41,804
Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	494,853	466,548
Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	290,505	253,747
Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	132,690	123,305
Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	26,731	29,866
Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	131,084	100,576
Within one year [member]
Disclosure of financial assets [line items]
Notional amount	2,545,775	2,406,758
Within one year [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,706,150	1,627,425
Within one year [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	81,584	72,068
Within one year [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	414,294	227,761
Within one year [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,182,231	1,316,741
Within one year [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	19,633	6,644
Within one year [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	8,408	4,211
Within one year [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	656,725	611,652
Within one year [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	6,574	3,005
Within one year [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	104,706	90,987
Within one year [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	39,105	39,505
Within one year [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	40,628	39,395
Within one year [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	465,712	438,760
Within one year [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	182,900	167,681
Within one year [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	75,388	84,333
Within one year [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	13,562	13,056
Within one year [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	93,950	70,292
One to 5 years [member]
Disclosure of financial assets [line items]
Notional amount	2,329,705	1,954,040
One to 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	1,982,866	1,644,519
One to 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	48,087	55,519
One to 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	117,694	92,717
One to 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	1,781,124	1,448,580
One to 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	16,813	22,985
One to 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	19,148	24,718
One to 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	244,773	230,875
One to 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	1,762	4,100
One to 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	206,695	195,484
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	6,218	2,851
One to 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	4,493	2,199
One to 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	25,605	26,241
One to 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	102,066	78,646
One to 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	54,045	34,890
One to 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	11,418	13,798
One to 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	36,603	29,958
Over 5 years [member]
Disclosure of financial assets [line items]
Notional amount	1,054,053	973,417
Over 5 years [member] | Interest rate contracts [member]
Disclosure of financial assets [line items]
Notional amount	903,361	852,157
Over 5 years [member] | Interest rate contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	639	8
Over 5 years [member] | Interest rate contracts [member] | Forward contract [member]
Disclosure of financial assets [line items]
Notional amount	6,089	9,955
Over 5 years [member] | Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	888,676	833,078
Over 5 years [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	2,197	3,390
Over 5 years [member] | Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	5,760	5,726
Over 5 years [member] | Foreign exchange and gold contracts [member]
Disclosure of financial assets [line items]
Notional amount	145,153	113,840
Over 5 years [member] | Foreign exchange and gold contracts [member] | Futures [member]
Disclosure of financial assets [line items]
Notional amount	32	371
Over 5 years [member] | Foreign exchange and gold contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Notional amount	141,100	111,523
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Notional amount	253	189
Over 5 years [member] | Foreign exchange and gold contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Notional amount	232	210
Over 5 years [member] | Foreign exchange and gold contracts [member] | Spot and forwards [member]
Disclosure of financial assets [line items]
Notional amount	3,536	1,547
Over 5 years [member] | Other derivative contracts [member]
Disclosure of financial assets [line items]
Notional amount	5,539	7,420
Over 5 years [member] | Other derivative contracts [member] | Equity derivatives [member]
Disclosure of financial assets [line items]
Notional amount	3,257	4,082
Over 5 years [member] | Other derivative contracts [member] | Credit Derivative [member]
Disclosure of financial assets [line items]
Notional amount	1,751	3,012
Over 5 years [member] | Other derivative contracts [member] | Commodity and other contracts [member]
Disclosure of financial assets [line items]
Notional amount	$ 531	$ 326